Commitments	12 Months Ended
Dec. 31, 2014
Commitments
24.	COMMITMENTS

(a)	Capital commitments

As of December 31, 2014, capital commitments for construction of property and purchase of land use right are as follows:

Year 2015	$97,436
Year 2016 and thereafter	—

$97,436

(b)	Purchase commitments

The Group uses EMS providers to provide manufacturing services for its products. During the normal course of business, in order to reduce manufacturing lead times and ensure adequate component supply, the Group enters into contracts with certain manufacturers that allow them to procure inventory based on criteria defined by the Group. As of December 31, 2014, the Group had commitments under non-cancellable contracts that future minimum purchases are $2,504 in 2015.

(c)	Operating lease as lessee

The Group has entered into operating lease agreements for its office spaces in the PRC. The group recognized rent expenses under such arrangements on a straight-line basis over the term of the leases Rental expenses under such operating leases were $1,826, $2,037 and $2,028 for the years ended December 31, 2012, 2013 and 2014, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements are as follows:

Year 2015	$536
Year 2016	538
Year 2017	357
Year 2018	—
Year 2019 and thereafter	—

$1,431